Discontinued operation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Interest income on loans	¥ 0	¥ 11,218	¥ 44,797
Total interest expense	(856)	(19,125)	(21,701)
Net interest income/(loss)	(856)	(7,907)	23,096
Credit impairment losses	0	373,647	42,420
Net interest income / (loss) after credit impairment losses	(856)	(381,554)	(19,324)
General and administrative	(11,553)	(14,249)	(10,506)
Total operating costs and expenses	11,553	14,249	11,020
Loss before income taxes	(500,370)	(395,803)	(30,344)
Income tax expense	1,711	0	0
Net loss	(502,081)	(395,803)	(30,344)
Equity holders of the Company	(502,081)	(316,642)	(24,275)
Non-controlling interest	0	(79,161)	(6,069)
Net losss	497,532	0	¥ 0
Discontinued operations [member]
Statement [Line Items]
Interest income on loans	0	11,218
Interest expenses on loans	0	(18,088)
Business related taxes and surcharges	0	(405)
Total interest expense	0	(18,493)
Net interest income/(loss)	0	(7,275)
Credit impairment losses	0	(373,647)
Net interest income / (loss) after credit impairment losses	0	(380,922)
Non-interest and other income	0	0
General and administrative	0	(4,497)
Total operating costs and expenses	0	(4,497)
Loss before income taxes	0	(385,419)
Income tax expense	0	0
Net loss	0	(385,419)
Equity holders of the Company	0	(308,335)
Non-controlling interest	0	(77,084)
Net losss	¥ 0	¥ (385,419)